Employee benefit expenses - Summary of employee benefit expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit expenses.
Wages, salaries and bonuses	¥ 361,797	¥ 279,443	¥ 195,462
Welfare expenses	23,167	10,711	8,637
Housing funds	26,610	21,299	14,799
Contributions to pension plans	58,721	49,007	20,137
Share-based compensation expenses	17,493	54,144	29,951
Employee benefits expense	¥ 487,788	¥ 414,604	¥ 268,986